SHARE-BASED COMPENSATION (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock Options
Shares
Options outstanding at the beginning of the period (in shares)	72,747,294
Exchanged (in shares)	(64,850,654)
Forfeited (in shares)	(317,519)
Expired (in shares)	(5,379,121)
Options outstanding at the end of the period (in shares)	2,200,000	72,747,294
Options vested or expected to vest (in shares)	2,200,000
Options exercisable (in shares)	2,166,667
Weighted-average exercise price
Options outstanding at the beginning of the period (in dollars per share)	$ 0.16
Exchanged (in dollars per share)	$ 0.16
Forfeited (in dollars per share)	$ 0.16
Expired (in dollars per share)	$ 0.16
Exercised (in dollars per share)	$ 0.16
Options outstanding at the end of the period (in dollars per share)	$ 0.16	$ 0.16
Options vested or expected to vest (in dollars per share)	$ 0.16
Options exercisable (in dollars per share)	$ 0.16
Weighted-average remaining contractual life
Options outstanding	5 years
Options vested or expected to vest	5 years
Options exercisable	4 years 10 months 24 days
Additional disclosures
Weighted average grant date fair value of options granted (in dollars per share)			$ 0.34
Options granted or modified	0	0
Unrecognized compensation cost (in dollars)	$ 28,405
Weighted average period for recognition of unrecognized compensation cost	2 months 12 days
Intrinsic value of options exercised (in dollars)	$ 0	$ 1,370	$ 0
Restricted shares
Shares
Restricted shares outstanding at the beginning of the period (in shares)	6,730,575
Exchanged (in shares)	54,888,589
Granted (in shares)	630,000
Forfeited (in shares)	(3,833,595)
Vested (in shares)	(42,204,511)
Restricted shares outstanding at the end of the period (in shares)	16,211,058
Weighted-average fair value
Restricted shares outstanding at the beginning of the period (in dollars per share)	$ 0.18
Exchanged (in dollars per share)	$ 0.08
Granted (in dollars per share)	$ 0.07
Forfeited (in dollars per share)	$ 0.14
Vested (in dollars per share)	$ 0.09
Restricted shares outstanding at the end of the period (in shares)	$ 0.10